Related Party Transactions	6 Months Ended	12 Months Ended
	Jun. 30, 2011	Dec. 31, 2010
Related Party Transactions [Abstract]
Related Party Transactions Disclosure [Text Block]
Related Party Transactions
In addition to related party transactions discussed elsewhere in the notes to the accompanying consolidated financial statements, the consolidated financial statements include the following related party transactions.  On August 23, 2007, the Company entered into a ten-year advisory services and management agreement with Crestview Advisors, L.L.C.  The annual management fee is $1.0 million and is payable on August 23 of each year.  The Company has prepaid this annual management fee and, as of June 30, 2011, had an asset of $142,000 that is included in prepaid expenses and other current assets.

Concurrent with the Offering, the Company exchanged with affiliates of Crestview and certain other holders of the Company's outstanding Toggle Notes, Toggle Notes having an aggregate principal amount of $85.4 million, at par plus accrued and unpaid interest of $3.1 million, for $88.5 million initial aggregate principal amount of the Company's PIK Exchangeable Notes. See Note 4 for further discussion of the PIK Exchangeable Notes.

As of June 30, 2011 and December 31, 2010, the Company had $479,000 and $575,000, respectively, payable to physicians at one of the Company's physician networks as a result of cash receipts in excess of expenditures for the related facilities. These amounts are included in other accrued expenses.

Related Party Transactions
In addition to related party transactions discussed elsewhere in the notes to the accompanying consolidated financial statements, the consolidated financial statements include the following related party transactions.  On August 23, 2007, the Company entered into a ten year advisory services and management agreement with Crestview Advisors, L.L.C.  The annual management fee is $1.0 million and is payable on August 23 of each year.  The Company has prepaid this annual management fee and, for the year ended December 31, 2010, has an asset of $638,356 that is included in prepaid expenses and other current assets.
As of December 31, 2010 and 2009, the Company had $575,000 and $545,000, respectively, payable to physicians at the Company's physician network as a result of cash receipts in excess of expenditures for the related facilities.  These amounts are included in other accrued expenses.